Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net income	$ 152.1	$ 105.4	$ 569.4
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs and sales inducements	159.1	218.1	407.7
Net amortization of deferred policy acquisition costs, value of business acquired, and sales inducements	1,366.2	(500.3)	429.6
Net accretion/decretion of discount/premium	65.7	44.1	55.2
Future policy benefits, claims reserves, and interest credited	1,461.6	963.7	1,360.4
Provision for deferred income taxes	64.5	(665.0)	524.4
Net realized capital losses	957.0	917.6	1,368.5
Change in:
Accrued investment income	0.1	(46.1)	27.2
Reinsurance recoverable	(728.1)	(290.2)	(705.2)
Other receivables and asset accruals	44.5	15.9	318.4
Other reinsurance asset	(0.5)	17.7	(19.0)
Due to/from affiliates	(262.1)	721.3	(831.0)
Income tax recoverable	(283.2)	10.2	390.1
Other payables and accruals	1,909.7	205.7	1,109.5
Employee share-based payments	5.9	0.6	1.7
Other, net	(10.7)	(9.8)	(328.8)
Net cash provided by operating activities	1,851.2	2,273.3	3,003.5
Proceeds from the sale, maturity, or redemption of:
Fixed maturities	5,400.7	8,028.5	6,830.0
Equity securities, available-for-sale	38.8	66.8	136.5
Mortgage loans on real estate	678.4	714.7	566.6
Limited partnership/corporations	38.9	23.0	92.6
Acquisition of:
Fixed maturities	(5,483.6)	(10,791.6)	(3,162.7)
Equity securities, available-for-sale	(5.7)	(58.4)	(10.2)
Mortgage loans on real estate	(853.6)	(278.6)	(81.1)
Limited partnerships/corporations	(39.4)	(57.1)	(32.9)
Derivatives, net	(511.9)	(740.1)	(2,285.4)
Short-term investments, net	(1,458.0)	1,104.7	(1,928.8)
Loan-Dutch State obligation, net	185.7	182.1	180.5
Policy loans, net	10.1	9.5	12.8
Collateral held, net	763.2	25.8	14.5
Other, net	(1.3)	2.0	0.9
Net cash provided by (used in) investing activities	(1,237.7)	(1,768.7)	333.3
Cash Flows from Financing Activities:
Deposits received for investment contracts	6,363.2	3,549.4	4,552.6
Maturities and withdrawals from investment contracts	(7,170.1)	(4,571.3)	(11,282.1)
Reinsurance recoverable on investment contracts	(81.4)	7.3	2,704.2
Notes to affiliates	280.5	103.5	(545.5)
Short-term repayments of repurchase agreements, net	0	(311.1)	(172.0)
Capital contribution from Parent	44.0	749.0	835.0
Net cash used in financing activities	(563.8)	(473.2)	(3,907.8)
Net increase (decrease) in cash and cash equivalents	49.7	31.4	(570.7)
Cash and cash equivalents, beginning of period	71.5	40.1	610.8
Cash and cash equivalents, end of period	121.2	71.5	40.1
Supplemental cash flow information:
Income taxes (received) paid, net	(87.1)	(614.0)	753.7
Interest paid	(28.8)	(29.1)	(35.4)
Non-cash transfers:
Securities received from affiliate under reinsurance agreement	0	0	2,084.7
Loan-Dutch State obligation	$ 0	$ 0	$ 1,206.5